Document and Entity Information	Nov. 06, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001156375
Document Type	8-K
Document Period End Date	Nov. 06, 2024
Entity Registrant Name	CME GROUP INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-31553
Entity Tax Identification Number	36-4459170
Entity Address, Address Line One	20 South Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	(312)
Local Phone Number	930-1000
Security 12b Title	Class A Common Stock
Trading Symbol	CME
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false